Funding from Related Party	12 Months Ended
Jun. 30, 2026
Funding from Related Party [Abstract]
FUNDING FROM RELATED PARTY
19.	FUNDING FROM RELATED PARTY

	30 June 2026 $	30 June 2025 $
Working capital advance from parent – European Lithium Ltd	5,671,129	5,854,852
Working capital advance from parent – Tanbreez Mining Greenland A/S	803,955	-
	6,475,084	5,854,852

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	5,854,852	4,268,857
Working capital advance from parent (i)	4,445,741	3,910,441
Repayment of working capital advances from parent (cash)	(4,499,992)	(2,254,980)
Repayment of working capital advances from parent (non-cash) (note 25)	(290,223)	-
Balance at acquisition of Tanbreez (note 31) (ii)	824,267	-
Interest on loan (ii)	9,786	-
Foreign exchange	130,653	(69,466)
Balance at end of year	6,475,084	5,854,852

(i)	On 26 October 2022, EUR announced that it had entered into a business combination agreement with Sizzle, pursuant to which EUR would sell its subsidiaries that held the Wolfsberg Lithium Project and certain other mineral permits prospective for lithium in Austria in consideration for the issuance of shares in the Company. The Transaction was approved by EUR shareholders on 20 January 2023, and Sizzle shareholders approved the Transaction at a special meeting on 22 February 2024. CRML commenced trading on Nasdaq on 28 February 2024.

EUR has provided funding to CRML to cover certain operational expenses since closing of the Transaction. Included in the balance is an amount of $290,223 which relates to the share based payment expense for the issue of 150,000 RSU’s and 180,000 PVO’s to Geosan Consulting which is an entity formally engaged by EUR for the provision of technical consulting services. As of 30 June 2026, a total of $5,671,129 is repayable to EUR. The funds advanced are repayable on demand.

(ii)

On 11 September 2025, Tanbreez Mining Greenland A/S entered into a loan agreement with EUR for AUD$1,100,000.  The loan is secured and accrues interest at 7.5% per annum and is repayable on 11 September 2030.  As of 30 June 2026, the balance of the loan was US$803,955 (AUD$1,166,000).